Related Party Balances and Transactions - Schedule of Sales to a Related Party (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Sales to related parties		¥ 0	¥ 5,627	¥ 5,449
Hunan Qindao Network Media Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	¥ 0	¥ 5,627	¥ 5,449

[1]	The sales to Hunan Qindao Network Media Technology Co., Ltd. represented mobile marketing services provided.